Investment Strategy - Tortoise Essential Energy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in electrification infrastructure assets. Electrification infrastructure assets include issuers that derive more than 50% of their revenue from power or electric energy infrastructure operations. “Electrification” refers to the increase and expansion of electric power generation and delivery. Electrification infrastructure companies use long-lived assets to provide electric power generation (including nuclear and renewable energy), transmission and distribution. Electrification infrastructure companies are engaged in the production or delivery of energy-related goods or services and include (i) companies that use a network of pipeline assets to transport, store, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids and other low carbon fuels, (ii) companies that store, transport, distribute or treat water, waste management, electric and heating systems and (iii) companies in the renewable and clean energy sectors such as those that produce or deliver solar, wind, hydro or geo-thermal related products or services.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its total assets (including assets obtained through borrowings for investment purposes) in electrification infrastructure assets.